Financial Assets and Liabilities - Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Cash and cash equivalents (Note 16)	₱ 24,369	₱ 51,654	₱ 32,905	₱ 38,722
Temporary cash investments	17,663	45,672
Short-term investments	150
Financial assets at FVPL	3,369	4,763
Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	10,235	11,596
Financial assets at FVPL	3,369	4,763
Other financial assets	6,866	6,833
Financial instruments at FVOCI:
Financial assets at fair value through other comprehensive income	2,919	4,353
Total	74,125	106,181
Financial Asset [Member] | Cash and Cash Equivalent [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Cash and cash equivalents (Note 16)	17,663	45,672
Temporary cash investments	17,663	45,672
Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	43,308	44,560
Other financial assets	3,504	2,686
Debt instruments at amortized cost	150	150
Short-term investments	314	1,165
Retail subscribers	17,178	19,444
Corporate subscribers	13,005	11,073
Foreign administrations	1,896	4,225
Domestic carriers	889	270
Dealers, agents and others	6,372	5,547
Less than 1 year [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	6,866	6,833
Other financial assets	6,866	6,833
Financial instruments at FVOCI:
Financial assets at fair value through other comprehensive income	2,757	1,604
Total	68,310	95,963
Less than 1 year [Member] | Financial Asset [Member] | Cash and Cash Equivalent [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Cash and cash equivalents (Note 16)	17,663	45,672
Temporary cash investments	17,663	45,672
Less than 1 year [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	41,024	41,854
Other financial assets	1,220	130
Debt instruments at amortized cost	150
Short-term investments	314	1,165
Retail subscribers	17,178	19,444
Corporate subscribers	13,005	11,073
Foreign administrations	1,896	4,225
Domestic carriers	889	270
Dealers, agents and others	6,372	5,547
1-3 years [Member] | Financial Asset [Member]
Financial instruments at FVOCI:
Financial assets at fair value through other comprehensive income	162	2,749
Total	1,930	4,939
1-3 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	1,768	2,190
Other financial assets	1,768	2,040
Debt instruments at amortized cost		150
3-5 years [Member] | Financial Asset [Member]
Financial instruments at FVOCI:
Financial assets at fair value through other comprehensive income	0	0
Total	338	349
3-5 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	338	349
Other financial assets	338	349
More than five years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	3,369	4,763
Financial assets at FVPL	3,369	4,763
Financial instruments at FVOCI:
Total	3,547	4,930
More than five years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	178	167
Other financial assets	₱ 178	₱ 167